                         PROVIDENT INSTITUTIONAL FUNDS
                         =============================

                             ADMINISTRATION SHARES


                                  Prospectus

                                 March 1, 2000



                         PROVIDENT INSTITUTIONAL FUNDS


The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
HOW TO FIND THE INFORMATION YOU NEED......................................  1
TEMPFUND..................................................................  2
T-FUND....................................................................  11
MUNIFUND..................................................................  18
CALIFORNIA MONEY FUND.....................................................  26
MANAGEMENT OF THE FUND....................................................  36
SHAREHOLDER INFORMATION...................................................  37
     Price of Fund Shares.................................................  37
     Purchase of Shares...................................................  37
     Redemption of Shares.................................................  37
     Administration Shareholder Service Plan..............................  38
     Dividends and Distributions..........................................  38
     Federal Taxes........................................................  38
     State and Local Taxes................................................  39

                     HOW TO FIND THE INFORMATION YOU NEED

--------------------------------------------------------------------------------

     Welcome to the new Provident Institutional Funds Prospectus for Administration Shares.

     The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Administration Shares of the Provident Institutional Funds (the "Trust").

     This prospectus contains information about the four portfolios (the "Funds") of the Trust that offer Administration shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services, and your rights as a shareholder. These sections apply to all the Funds.

     Administration Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

     The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

                                   TEMPFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                        The Fund seeks current income with
                                        liquidity and stability of principal.


Investment Policies:                    The Fund invests in a broad range of
                                        money market instruments, including
                                        government, bank, and commercial
                                        obligations and repurchase agreements
                                        relating to such obligations.


Principal Risks of Investing:           Although the Fund invests in money
                                        market instruments which the investment
                                        adviser, BlackRock Institutional
                                        Management Corporation ("BIMC," or the
                                        "Adviser") believes present minimal
                                        credit risks at the time of purchase,
                                        there is a risk that an issuer may not
                                        be able to make principal and interest
                                        payments when due. The Fund is also
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking current income and
                                        stability of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                          [Bar Chart Appears Here]/1/



                                    TempFund

                            1990      8.02
                            1991      5.99
                            1992      3.64
                            1993      2.87
                            1994      3.94
                            1995      5.74
                            1996      5.17
                            1997      5.35
                            1998      5.27
                            1999      4.90


     During the ten-year period shown in the bar chart, the highest quarterly return was 8.12% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

     -------------------------------------------------------------------------------------------------------------
                                                                   1 Year        5 Years      10 Years
     -------------------------------------------------------------------------------------------------------------
     TempFund Dollar Shares/1/                                        4.90%         5.28%         5.08%
     -------------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  First Tier Institutions -
     Only Money Fund Average*                                         4.95%         5.21%         4.95%
     -------------------------------------------------------------------------------------------------------------

     -------------------------------------------------------------------------------------------------------------
                                                                                    7 Day Yield
                                                                              As of December 31, 1999
     -------------------------------------------------------------------------------------------------------------
     TempFund Dollar Shares/1/                                                        5.23%
     -------------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  First Tier
     Institutions - Only Money Fund Average*                                          5.49%
     -------------------------------------------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Administration Shares of the Fund has not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------

                                                 TempFund
                                           Administration Shares
                                           ---------------------
                                                (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                               .09%
Other Expenses                                .21%
     Administration Fees                                .09%
     Miscellaneous                                      .12%

Total Annual Fund
     Operating Expenses(1)                    .30%
                                              ===

________________________________________________________________________________
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                 TempFund
                                           Administration Shares
                                           ---------------------
                                                (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                               .08%
Other Expenses                                .20%
     Administration Fees                                .08%
     Miscellaneous                                      .12%

Total Annual Fund Operating Expenses
 (after current waivers)                      .28%
                                              ====

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      ----------------------------------
                        TempFund Administration Shares
                                  (estimated)
                      ----------------------------------

                        One Year               $ 31
                        Three Years            $ 97
                        Five Years             $169
                        Ten Years              $381
                      ----------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 .    securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .    securities that are issued or guaranteed by a person with such ratings;

 .    securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 .    securities issued or guaranteed as to principal or interest by the U.S.
     Government or any of its agencies or instrumentalities; or

 .    securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

     Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

     Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and maturity requirements.

     Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Repurchase Agreements.   The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

                                    T-FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                        The Fund seeks current income with
                                        liquidity and stability of principal.


Investment Policies:                    The Fund invests in U.S. Treasury bills,
                                        notes, trust receipts and direct
                                        obligations of the U.S. Treasury and
                                        repurchase agreements relating to direct
                                        Treasury obligations.


Principal Risks of Investing:           Securities issued or guaranteed by the
                                        U.S. Government have historically
                                        involved little risk of loss of
                                        principal if held to maturity. However,
                                        due to fluctuations in interest rates,
                                        the market value of such securities may
                                        vary during the period a shareholder
                                        owns shares of the Fund. The Fund is
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.


Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking current income with
                                        liquidity and security of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                          [Bar Chart Appears Here]/1/




                                     T-Fund

                               1990    7.97
                               1991    5.96
                               1992    3.58
                               1993    2.82
                               1994    3.66
                               1995    5.61
                               1996    5.08
                               1997    5.19
                               1998    5.09
                               1999    4.64



     During the ten-year period shown in the bar chart, the highest quarterly return was 8.08% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

  The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

     -------------------------------------------------------------------------------------------------------------
                                                                       1 Year         5 Years        10 Years
     -------------------------------------------------------------------------------------------------------------
     T-Fund Dollar Shares/1/                                            4.64%         5.12%          4.95%
     -------------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Government Institutions - Only           4.69%         5.02%          4.95%
     Money Fund Average*

     -------------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
                                                                                      7 Day Yield
                                                                                 As of December 31, 1999
     ---------------------------------------------------------------------------------------------------------
     T-Fund Dollar Shares/1/                                                                   4.47%
     ---------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Government Institutions - Only Money Fund
     Average*                                                                                  5.06%
     ---------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Administration Shares of the Fund has not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                          T-Fund
                                                   Administration Shares
                                                   ---------------------
                                                        (estimated)

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                       .12%
Other Expenses                                        .24%
     Administration Fees                                         .12%
     Miscellaneous                                               .12%

Total Annual Fund
 Operating Expenses(1)                                .36%
                                                     ====

------------------------------------------------------------------------------
(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                          T-Fund
                                                   Administration Shares
                                                   ---------------------
                                                        (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                       .09%
Other Expenses                                        .21%
     Administration Fees                                        .09%
     Miscellaneous                                              .12%

Total Annual Fund
 Operating Expenses (after current waivers)          .30%
                                                     ====

-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ------------------------------------------------
             T-Fund Administration Shares (estimated)
         ------------------------------------------------
          One Year                         $ 37
          Three Year                       $116
          Five Year                        $202
          Ten Year                         $456
         ------------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agreements relating to direct Treasury obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

     Investments. The Fund's investments may include the following:

     U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund' principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

                                   MUNIFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:               The Fund seeks as high a level of current
                               interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:           The Fund invests in a broad range of short-term
                               tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests
                               (collectively, "Municipal Obligations").

Principal Risks of Investing:  Although the Fund invests in money market instruments which the investment adviser,
                               BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                               An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in      The Fund is designed for institutional investors
The Fund:                      seeking as high a level of current interest
                               income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/




                                     MuniFund

                              1990     5.15
                              1991     3.53
                              1992     2.23
                              1993     1.96
                              1994     2.36
                              1995     3.43
                              1996     3.02
                              1997     3.20
                              1998     3.03
                              1999     2.85


     During the ten-year period shown in the bar chart, the highest quarterly return was 5.62% (for the quarter ended March 31, 1990) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

     ---------------------------------------------------------------------------------------------------------
                                                                1 Year           5 Years          10 Years

     ---------------------------------------------------------------------------------------------------------
     MuniFund Dollar Shares/1/                                   2.85%             3.11%              3.07%

     ---------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Tax-Free Institutions -           2.96%             3.22%              3.34%
     Only Money Fund Average*

     ---------------------------------------------------------------------------------------------------------

     -------------------------------------------------------------------------------------------------------
                                                                                         7 Day Yield
                                                                                   As of December 31, 1999
     -------------------------------------------------------------------------------------------------------
     MuniFund Dollar Shares/1/                                                               3.41%

     -------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Tax-Free Institutions - Only
     Money Fund Average*                                                                     3.85%
     -------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Administration Shares of the Fund has not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

---------------------------------------------------------------------------------------------
                                                                     MuniFund
                                                                Administration Shares
                                                      ----------------------------------------
                                                                    (estimated)
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                        .17%
Other Expenses                                         .34%
   Administration Fees
                                                                                  .17%
  Miscellaneous                                                                   .17%
Total Annual Fund                                      .51%
  Operating Expenses (1)                               ===

---------------------------------------------------------------------------------------------

(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

------------------------------------------------------------------------------
                                                               MuniFund
                                                         Administration Shares
                                                      --------------------------
                                                             (estimated)
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                         .07%
Other Expenses                                          .23%
  Administration Fees                                                    .07%
  Miscellaneous                                                          .16%

Total Annual Fund                                       .30%
  Operating Expenses (after current waivers)            ===

-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                 ------------------------------------
                    MuniFund Administration Shares
                         (estimated)
                 ------------------------------------
                 One Year                  $ 52
                 Three years               $164
                 Five years                $285
                 Ten years                 $640
                 ------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

  . securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

  .  securities that are issued or guaranteed by a person with such ratings; or

  . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

  . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax.
The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             CALIFORNIA MONEY FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                   The Fund seeks to provide investors with as
                                   high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal.


Investment Policies:               The Fund invests primarily in debt
                                   obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United
                                   States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal
                                   Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal
                                   Obligations") are exempt from regular federal and California State personal income tax.
                                   California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.


Principal Risks of Investing:      Although the Fund invests in money market
                                   instruments which the investment adviser,
                                   BlackRock Institutional Management
                                   Corporation ("BIMC," or the "Adviser")
                                   believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                   The Fund is non-diversified because it
                                   concentrates its investments in California
                                   Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

                                   Dividends derived from interest on Municipal
                                   Obligations other than California Municipal
                                   Obligations are exempt from federal income tax but may be subject to California State personal income tax.

                                   An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the      The Fund is designed for California
Fund:                              institutional investors and their customers
                                   seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                          [Bar Chart Appears Here]/1/



                                   California
                                      Money

                            1990       5.04
                            1991       3.69
                            1992       2.36
                            1993       2.01
                            1994       2.48
                            1995       3.39
                            1996       2.96
                            1997       3.14
                            1998       2.88
                            1999       2.57


          During the ten-year period shown in the bar chart, the highest quarterly return was 5.25% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).

  The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                                          1 Year         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------
California Money Fund Dollar Shares/1/                                     2.57%           2.99%          3.05%
------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  California State Specific Tax-Free               2.74%           3.04%          3.17%
Institutions-Only Money Fund Average*
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                   7 Day Yield
                                                                             As of December 31, 1999
----------------------------------------------------------------------------------------------------
California Money Fund Dollar Shares/1/                                               3.08%
----------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  California State Specific Tax-Free
Institutions - Only Money Fund Average  *                                            3.47%
----------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Administration Shares of the Fund has not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: California State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


--------------------------------------------------------------------------------
                                            California Money
                                                 Fund
                                             Administration
                                                Shares
                                                ------
                                              (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                  .20%
Other Expenses                                   .35%
     Administration Fees                                         .20%
Miscellaneous                                                    .15%

Total Annual Fund
 Operating Expenses(1)                           .55%
                                                 ====
--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                            California Money
                                                 Fund
                                             Administration
                                                Shares
                                                ------
                                              (estimated)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                  .07%
Other Expenses                                   .23%
     Administration Fees                                         .07%
     Miscellaneous                                               .16%

Total Annual Fund
 Operating Expenses (after current waivers)      .30%
                                                 ====
--------------------------------------------------------------------------------

Example

     This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      -----------------------------------
                             California Money Fund
                             Administration Shares
                                  (estimated)
                      -----------------------------------
                       One Year             $ 56
                       Three years          $176
                       Five Years           $307
                       Ten Years            $689
                      -----------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

   The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in California Municipal Obligations.

   Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund's assets will be invested primarily in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to purchase instruments that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 . instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . instruments issued or guaranteed by persons with short-term debt having such ratings;

 . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

     Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

     Special Considerations Affecting the Fund. The Fund is concentrated in securities issued by the State of California or entities within the State of California and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of

California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund's portfolio.

     General obligation bonds of the state of California are currently rated AA-and AA3, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Municipal Obligations. Significant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

     The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

                            MANAGEMENT OF THE FUND

Investment Adviser

     The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $58 billion. BIMC (formerly known as PNC Institutional Management Corporation or "PIMC") was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

     As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 1999, TempFund, T-Fund, MuniFund and California Money Fund paid investment advisory fees and administration fees each aggregating .08%, .09%, .07% and .07%, respectively, (net of waivers) of their average net assets. The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

                            SHAREHOLDER INFORMATION

Price of Fund Shares

     A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund and California Money Fund is determined as of 12:00 noon and 4:00 P.M., Eastern time (9:00 A.M., and 1:00 P.M. Pacific time). The net asset value of TempFund and T-Fund is determined as of 12:00 noon and 5:30 P.M. Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares

     Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

     The chart below outlines the cut-off times for when purchase orders are executed. Purchase orders accepted by PFPC by the cut-off time and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the cut-off times, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Administration Shares.


          Portfolio                               Time
          ---------                               ----
     TempFund*                            5:30 PM Eastern Time
     T-Fund*                              5:30 PM Eastern Time
     MuniFund                             2:30 PM Eastern Time
     California Money Fund**             12:00 Noon Eastern Time


     *Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone, and TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Purchase orders for Administration Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     Payment for Administration Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Administration Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

     Administration Shares of the Funds are sold without charge by a Fund. Institutional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing Administration Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

     Redemption orders must be transmitted to the Funds' Office in Wilmington, Delaware in the manner described under "Purchase of Shares." Administration Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

     The chart below outlines the cut-off times for the redemption of Administration Shares of the Funds. Payment for redeemed Administration Shares of the Funds for which redemption requests are received by PFPC by the established cut-off times on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established cut-off times, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.


          Portfolio                                Time
          ---------                                ----
     TempFund*                             5:30 PM Eastern Time
     T-Fund*                               5:30 PM Eastern Time
     MuniFund                             12:00 Noon Eastern Time
     California Money Fund**              12:00 Noon Eastern Time


     *Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Redemption orders for Administration Shares of the California Money Fund will be accepted between 12:00 noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000, after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also "Management of the Fund - Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investment fiduciary funds in Administration Shares.

Administration Shareholder Service Plan

     Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Administration Shares. The Fund will enter into an agreement with each Service Organization which purchases Administration Shares requiring it to provide services to its customers who are the beneficial owners of such shares in consideration of the Fund's payment of up to .10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization for the benefit of customers. Such services are described more fully in the Statement of Additional Information under "Management of the Fund - Service Organization." Because fees associated with the shareholder service plans are paid out of the Funds' assets on an ongoing basis, over time, holders of the Administration Shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by NASD Regulation Inc. Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Administration Shares.

Dividends and Distributions

     Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

     Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

     Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distribution on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds - MuniFund and California Money Fund ("the Tax-Exempt Funds")
----------------
anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

     Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to corporate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations such dividends will be subject to California state personal income tax, even though such dividends may be exempt for Federal income tax purposes.

     Dividends paid by California Money Fund derived from U.S. Government obligations generally will be exempt from state and local tax as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     PFPC, as transfer agent, will send each of the Funds shareholder or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send California Money Fund and New York Money Funds' shareholders or their authorized representatives an annual statement regarding, as applicable California, New York State and New York City tax treatment.

                                  *    *    *

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

HOW TO CONTACT PROVIDENT
INSTITUTIONAL FUNDS

For purchase and redemption orders only call: 800-441-7450

For yield call: 800-821-6006
     TempFund Administration Shares Code: H1
     T-Fund Administration Shares Code: N1
     MuniFund Administration Shares Code: K1
     California Money Fund Administration Shares Code: R1

For other information call: 800-821-7432 or visit our website at www.pif.com.

Written correspondence may be sent to:
     Provident Institutional Funds
     Bellevue Park Corporate Center
     400 Bellevue Parkway
     Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.pif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Provident Institutional Funds 1940 Act File No. is 811-2354.

                                      -42-